Changes to significant accounting policies	9 Months Ended
Sep. 30, 2023
Accounting Polices [Abstract]
Disclosure of changes in accounting policies [text block]	Changes to significant accounting policies
New or revised accounting pronouncements adopted in 2023
The following new or revised standards have been issued by IASB, were effective for the period covered by these unaudited condensed consolidated interim financial statements and had no material impact.
•Definition of Accounting Estimates – Amendments to IAS 8
•Classification of Liabilities as Current or Non-Current – Amendments to IAS 1
•Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
•Insurance Contracts – IFRS 17